Selling and marketing expenses	6 Months Ended
Jun. 30, 2025
Selling and marketing expenses
Selling and marketing expenses

9.Selling and marketing expenses

The following table summarizes selling and marketing expenses for the three and six months ended June 30, 2025 and 2024:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Advertising costs	(91,460)	(106,168)	(50,900)	(45,038)
Employee benefits expenses	(2,747)	(3,803)	(1,394)	(2,079)
Depreciation and amortization	(358)	(570)	(209)	(256)
	(94,565)	(110,541)	(52,503)	(47,373)